SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2011
SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS
SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS

21.                               SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS

The Company operates in a single operating segment that includes the manufacture and distribution of oil pipes and related products. The Company’s chief operating decision maker is the Chief Executive Officer. The following table summarizes the Company’s net revenues in different geographic locations:

	Year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Revenues
PRC	$355,402	$294,946	$364,940

Elsewhere in Asia
Malaysia	12,875	5,087	4,974
Korea	608	—	—
Singapore	5,236	3,542	3,528
Others	80,855	30,206	42,414
Subtotal	99,574	38,835	50,916
North America
Canada	936	7,318	914
United States of America	51,904	45,414	43,334
Subtotal	52,840	52,732	44,248
Venezuela	—	62,295	153,506
Others	69,213	21,657	72,515
Total	$577,029	$470,465	$686,125

The net revenues consist of the following products:

	Year ended
	December 31, 2009	December 31, 2010	December 31, 2011
API products	$414,250	$277,290	$446,223
Non-API products	102,186	70,143	144,766
Iron ore	19,968	31,918	—
Other products	40,625	91,114	95,136
Total	$577,029	$470,465	$686,125

Most of the Company’s long-lived assets are located in the PRC.

Note:

API means the primary international standards for manufacturing OCTG including casing, tubing, drilling pipes and line pipes, established by the American Petroleum Institute. API products are defined as standard products. Non-API products are defined as non-standard products with unique qualifications which are developed to meet special needs, such as improved strength, higher corrosion resistance, improved sealing and premium connectors, among others. Non-API products may include premium connections and/or high chromium and high nickel bearing products.

Others include green pipes which are semi-finished pipes that can be further processed into end-products and trading of iron ores.